Acquisitions - Other (Details) - USD ($) $ / shares in Units, $ in Thousands			2 Months Ended	10 Months Ended
	Nov. 14, 2022	Feb. 28, 2020	Dec. 31, 2022	Dec. 31, 2020	Mar. 31, 2023	Dec. 31, 2021
Business Acquisition
Common units : Par Value (in dollars per unit)			$ 0.01		$ 0.01	$ 0.00
Revenue of acquiree			$ 1,500
Operating loss of acquiree			$ 500
S&D Acquisition
Business Acquisition
Business acquisition ownership, percentage		100.00%
Cash consideration		$ 401,619
Revenue of acquiree				$ 349,200
Operating loss of acquiree				1,300
Acquisition, restructuring and integration costs,				14,300
Impairment charges, inventory write-offs and losses on disposal of property, plant and equipment				$ 95,000
S&D Acquisition | Delayed Draw Term Loan Facility
Business Acquisition
Proceeds from debt		240,000
S&D Acquisition | Asset-based lending facility
Business Acquisition
Proceeds from debt		$ 25,000
Kohana Coffee, LLC
Business Acquisition
Business acquisition ownership, percentage	100.00%
Shares of common stock issued by Company	1,852,608
Common units : Par Value (in dollars per unit)	$ 0.01
Cash consideration	$ 39,117
Cash consideration.	$ 15,682